Geographic information for offshore drilling operations (Tables)	12 Months Ended
Dec. 31, 2017
Geographic information for offshore drilling operations [Abstract]
Geographic information for offshore drilling operations

Country	2015	2016	2017
Angola	527,098	500,413	435,785
Brazil	581,438	517,885	333,186
Congo	157,235	241,953	185,040
Norway	231,189	74,925	53,509
Falklands	154,606	21,106	-
Senegal	52,214	289,162	-
Ivory Coast	33,723	1,164	-
Other service revenues	10,697	7,059	-
Total service revenues	$1,748,200	1,653,667	1,007,520